INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 96,686
Additions	2,855
Right-of-use assets	3,000	$ 2,600
Dispositions	(535)
Fair value changes	(679)
Foreign currency translation and other	(1,497)
Fair value, end of period2	$ 96,887